CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance (shares) at Dec. 31, 2017					15,671,730
Beginning balance at Dec. 31, 2017					$ 60,400,000
Ending balance (shares) at Dec. 31, 2018					24,445,555
Ending balance at Dec. 31, 2018					$ 180,800,000
Beginning balance (shares) at Dec. 31, 2017	10,887,059
Beginning balance at Dec. 31, 2017	$ 0	$ 8,500,000	$ (36,900,000)	$ 0	(28,400,000)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	34,125
Release of shares upon repayment of partial recourse loan (shares)	62,500
Release of shares upon repayment of partial recourse loan		100,000			100,000
Stock-based compensation		2,100,000			2,100,000
Net loss			(52,900,000)		$ (52,900,000)
Ending balance (shares) at Dec. 31, 2018	10,983,684				10,983,684
Ending balance at Dec. 31, 2018	$ 0	10,700,000	(89,800,000)	0	$ (79,100,000)
Convertible Preferred Stock
Issuance of preferred stock (shares)					3,622
Ending balance (shares) at Mar. 31, 2019					24,449,177
Ending balance at Mar. 31, 2019					$ 180,800,000
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	3,125
Stock-based compensation		400,000			400,000
Net loss			(21,600,000)		(21,600,000)
Ending balance (shares) at Mar. 31, 2019	10,986,809
Ending balance at Mar. 31, 2019		11,100,000	(111,400,000)		$ (100,300,000)
Beginning balance (shares) at Dec. 31, 2018					24,445,555
Beginning balance at Dec. 31, 2018					$ 180,800,000
Ending balance (shares) at Sep. 30, 2019					31,557,107
Ending balance at Sep. 30, 2019					$ 480,200,000
Beginning balance (shares) at Dec. 31, 2018	10,983,684				10,983,684
Beginning balance at Dec. 31, 2018	$ 0	10,700,000	(89,800,000)	0	$ (79,100,000)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Net loss					(75,800,000)
Ending balance (shares) at Sep. 30, 2019	11,263,261
Ending balance at Sep. 30, 2019		13,500,000	(165,600,000)	(100,000)	$ (152,200,000)
Beginning balance (shares) at Dec. 31, 2018					24,445,555
Beginning balance at Dec. 31, 2018					$ 180,800,000
Ending balance (shares) at Dec. 31, 2019					31,557,107
Ending balance at Dec. 31, 2019					$ 480,200,000
Beginning balance (shares) at Dec. 31, 2018	10,983,684				10,983,684
Beginning balance at Dec. 31, 2018	$ 0	10,700,000	(89,800,000)	0	$ (79,100,000)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	182,057				182,057
Exercise of stock options		500,000			$ 500,000
Release of shares upon repayment of partial recourse loan (shares)	105,487
Release of shares upon repayment of partial recourse loan		200,000			200,000
Stock-based compensation		4,300,000			4,300,000
Net loss			(108,500,000)		(108,500,000)
Other comprehensive income				100,000	$ 100,000
Ending balance (shares) at Dec. 31, 2019	11,271,228				11,271,228
Ending balance at Dec. 31, 2019	$ 0	15,700,000	(198,300,000)	100,000	$ (182,500,000)
Beginning balance (shares) at Mar. 31, 2019					24,449,177
Beginning balance at Mar. 31, 2019					$ 180,800,000
Convertible Preferred Stock
Issuance of preferred stock (shares)					4,146,294
Issuance of preferred stock, net of issuance costs					$ 174,400,000
Ending balance (shares) at Jun. 30, 2019					28,595,471
Ending balance at Jun. 30, 2019					$ 355,200,000
Beginning balance (shares) at Mar. 31, 2019	10,986,809
Beginning balance at Mar. 31, 2019		11,100,000	(111,400,000)		(100,300,000)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	97,625
Exercise of stock options		300,000			300,000
Stock-based compensation		400,000			400,000
Net loss			(23,100,000)		(23,100,000)
Ending balance (shares) at Jun. 30, 2019	11,084,434
Ending balance at Jun. 30, 2019		11,800,000	(134,500,000)		$ (122,700,000)
Convertible Preferred Stock
Issuance of preferred stock (shares)					2,961,636
Issuance of preferred stock, net of issuance costs					$ 125,000,000.0
Ending balance (shares) at Sep. 30, 2019					31,557,107
Ending balance at Sep. 30, 2019					$ 480,200,000
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	73,340
Exercise of stock options		100,000			100,000
Release of shares upon repayment of partial recourse loan (shares)	105,487
Release of shares upon repayment of partial recourse loan		100,000			100,000
Stock-based compensation		1,500,000			1,500,000
Net loss			(31,100,000)		(31,100,000)
Other comprehensive income				(100,000)	(100,000)
Ending balance (shares) at Sep. 30, 2019	11,263,261
Ending balance at Sep. 30, 2019		13,500,000	(165,600,000)	(100,000)	$ (152,200,000)
Beginning balance (shares) at Dec. 31, 2019					31,557,107
Beginning balance at Dec. 31, 2019					$ 480,200,000
Ending balance (shares) at Mar. 31, 2020					31,557,107
Ending balance at Mar. 31, 2020					$ 480,200,000
Beginning balance (shares) at Dec. 31, 2019	11,271,228				11,271,228
Beginning balance at Dec. 31, 2019	$ 0	15,700,000	(198,300,000)	100,000	$ (182,500,000)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	54,374
Stock-based compensation		2,200,000			2,200,000
Contribution to the Lemonade Foundation	$ 500,000	12,200,000			12,200,000
Net loss			(36,500,000)		(36,500,000)
Ending balance (shares) at Mar. 31, 2020	11,825,602
Ending balance at Mar. 31, 2020		30,100,000	(234,800,000)	100,000	$ (204,600,000)
Beginning balance (shares) at Dec. 31, 2019					31,557,107
Beginning balance at Dec. 31, 2019					$ 480,200,000
Convertible Preferred Stock
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering (shares)					(31,557,107)
Ending balance (shares) at Sep. 30, 2020					0
Ending balance at Sep. 30, 2020					$ 0
Beginning balance (shares) at Dec. 31, 2019	11,271,228				11,271,228
Beginning balance at Dec. 31, 2019	$ 0	15,700,000	(198,300,000)	100,000	$ (182,500,000)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)					92,157
Net loss					$ (88,400,000)
Ending balance (shares) at Sep. 30, 2020	56,584,029				56,584,029
Ending balance at Sep. 30, 2020	$ 0	855,000,000.0	(286,700,000)	700,000	$ 569,000,000.0
Beginning balance (shares) at Mar. 31, 2020					31,557,107
Beginning balance at Mar. 31, 2020					$ 480,200,000
Ending balance (shares) at Jun. 30, 2020					31,557,107
Ending balance at Jun. 30, 2020					$ 480,200,000
Beginning balance (shares) at Mar. 31, 2020	11,825,602
Beginning balance at Mar. 31, 2020		30,100,000	(234,800,000)	100,000	(204,600,000)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	30,562
Exercise of stock options		100,000			100,000
Release of shares upon repayment of partial recourse loan (shares)	513,537
Release of shares upon repayment of partial recourse loan		1,300,000			1,300,000
Stock-based compensation		2,400,000			2,400,000
Net loss			(21,000,000.0)		(21,000,000.0)
Other comprehensive income				200,000	200,000
Ending balance (shares) at Jun. 30, 2020	12,369,701
Ending balance at Jun. 30, 2020	$ 0	33,900,000	(255,800,000)	300,000	$ (221,600,000)
Convertible Preferred Stock
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering (shares)					(31,557,107)
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering					$ (480,200,000)
Ending balance (shares) at Sep. 30, 2020					0
Ending balance at Sep. 30, 2020					$ 0
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Conversion of convertible preferred stock to common stock upon closing of initial public offering (shares)	31,557,107
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering		480,200,000			480,200,000
Issuance of common stock upon closing of initial public offering (shares)	12,650,000
Issuance of common stock upon closing of initial public offering, net of issuance costs and underwriting fees of $28.9 million		338,000,000.0			338,000,000.0
Exercise of stock options (shares)	7,221
Exercise of stock options		200,000			200,000
Stock-based compensation		2,700,000			2,700,000
Net loss			(30,900,000)		(30,900,000)
Other comprehensive income				400,000	$ 400,000
Ending balance (shares) at Sep. 30, 2020	56,584,029				56,584,029
Ending balance at Sep. 30, 2020	$ 0	$ 855,000,000.0	$ (286,700,000)	$ 700,000	$ 569,000,000.0